COMMITMENTS AND CONTINGENCIES - Lease Obligations (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
Revenue	¥ 18,842,663	¥ 18,950,683	¥ 17,415,248
Cash paid for the amounts included in the measurement of lease liabilities for operating leases	¥ 90,016	¥ 81,284	66,946
Weighted-average discount rate (as a percent)	3.00%	3.00%
Weighted-average remaining life (years0	6 years 7 months 6 days	2 years 4 months 24 days
Real estate
COMMITMENTS AND CONTINGENCIES
Revenue	¥ 18,307,409	¥ 18,487,074	17,098,308
Cost of sales	14,756,750	15,721,271	14,466,459
Land and a building located in Tokyo, Japan
COMMITMENTS AND CONTINGENCIES
Aggregate sales price	2,670,967
Aggregate annual rent payment	92,018
Cost of sales	1,785,544
Land and a building located in Tokyo, Japan | Real estate
COMMITMENTS AND CONTINGENCIES
Revenue	¥ 2,670,967
Land and a building located in Tokyo, Japan | Minimum
COMMITMENTS AND CONTINGENCIES
Sale and leaseback transaction term (in years)	3 years
Land and a building located in Tokyo, Japan | Maximum
COMMITMENTS AND CONTINGENCIES
Sale and leaseback transaction term (in years)	10 years
General and administrative expense
COMMITMENTS AND CONTINGENCIES
Operating lease cost	¥ 87,709	¥ 79,048	¥ 64,710
General and administrative expense | Land and a building located in Tokyo, Japan
COMMITMENTS AND CONTINGENCIES
Sales commission	¥ 42,216